Accounts payable to selling shareholders	12 Months Ended
Dec. 31, 2020
Accounts payable to selling shareholders
Accounts payable to selling shareholders

17     Accounts payable to selling shareholders

The breakdown of the liabilities regarding balances of accounts payable from business combination and investments in associates is as follows:

	2020	2019
Accounts payable to selling shareholders
Acquisition of International School (a)	354,950	297,722
Acquisition of NS Educação Ltda. (b)	5,724	6,461
Acquisition of Escola em Movimento (c)	1,024	1,992
Acquisition of Nave à Vela (d)	21,941	30,946
Acquisition of Positivo (e)	903,428	879,111
Acquisition of WPensar (f)	3,605	—
Acquisition of Studos (g)	11,349	—
Acquisition of EI (h)	363,502	—
Acquisition of Geekie (i)	120,992	—
	1,786,515	1,216,232
Current	656,014	117,959
Non-current	1,130,501	1,098,273
(a)

The financial liability is recorded at the present value of the estimated amount payable to the non-controlling shareholder upon the exercise of purchasing of the remaining interest using an estimated interest rate of 13.8%  (14.5% in 2019). During the year ended December 31, 2020 the Company recognized R$ 34,627 of interest. The amount payable is based on realized EBITDA for the 2019 and 2020 school years. The first and second installments will be paid in the course of arbitration mentioned in Note 28. Based on the realized numbers for 2020, the accounts payable increased by R$ 32,121.

(b)

This amount was retained for any contingent liabilities that may arise, which will be released in annual installments until December 31, 2022. The amount is being adjusted by the interest from Interbank certificates of deposit (CDI).

(c)

This amount was retained for any contingent liabilities that may arise, which will be released in two annual installments on the first and second anniversary of the acquisition until June 2021. The amount is being adjusted by the Brazilian basic interest rate (SELIC).

(d)

This amount is related to the remaining acquisition of 49% interest in Nave and will occur over the next two years (subject to price adjustments, net of debt at each closing date). This amount is recorded at the present value using an estimated interest rate of 14,6% (14.5% in 2019). During the year ended December 31, 2020, the Company recognized R$ 2,802 of interest. The next tranche is payable on February 15, 2021, however the parties are negotiating the payment to be made in the second quarter of 2021. On this date Arco Ventures S.A. will acquire 24% interest, for the 24% of Nave’s revenues from October 1, 2019 to September 30, 2020 multiplied by 5.3, net of debt. The last tranche is payable on February 15, 2022. On this date, Arco Ventures S.A. will acquire 25% interest, for 25% of Nave’s revenues from October 1, 2020 to September 30, 2021 multiplied by 3, net of debt. Based on the realized numbers for 2020 school year and the new projected numbers for 2021 school year, the accounts payable decreased by R$ 11,807.

(e)

The amount of the contract is updated by CDI from November 1, 2019 to December 31, 2020. The amount will be paid over 4 years, 20% payable in 2021 and 2022 and 30% payable in 2023 and 2024 and the payment is secured by guarantee letter through a chattel mortgage of 20% of PSD shares and 100% of SAE shares. During the year ended December 31, 2020, the Company recognized R$ 24,317 of interest.

(f)

This amount corresponds to 20% of the acquisition price and is being retained until September 30, 2021, for any eventual inaccuracies in the fulfillment of the guarantees given in the purchase and sale agreement. The amount is updated considering 100% of the Interbank certificates of deposit (CDI) calculated from the date of acquisition until the maturity date.

(g)

The obligation is recognized at present value of the acquisition price using an estimated interest rate of 3,4% for the first installment that will be paid in September 2021 and 6,0% for the second installment due in September 2022. The first and second installments will be paid over the next two years on the anniversary of the acquisition date.

(h)

This amount is related to the remaining acquisition of 40% interest in EI and will occur over the next two years and subject to price adjustments. This amount is recorded at the present value using an estimated interest rate of 13.1%. The next installment is payable on May 14, 2021 by the greater between R$ 88,000 or 10 times EI’s ACV book value for 2021 multiplied by 48,43% and multiplied by 60,0% less installment paid in cash on the acquisition date. The last installment is payable on May 31, 2023 for 6 times EI’s ACV book value for 2023 plus cash generation and multiplied for 40%. During the year ended December 31, 2020 the Company recognized R$ 4,515 of interest.

(i)

The financial liability is recorded at the present value of the estimated amount payable to the non-controlling shareholder upon the exercise of purchasing of the remaining interest using an estimated interest rate of 13.1%. The exercise price will be calculated for two different content (“Geekie One” and “Geekie Others”) and is determined by the greater of:

Geekie One: 8 times Geekie’s ACV book value for 2022 less net debt, multiplied by the remaining interest of sellers; or 0.65 times the multiple of the Company’s ACV book value for 2022, multiplied by Geekie’s ACV for 2022, less net debt, multiplied by the remaining interest of sellers. The amount is due on June 1, 2022.

Geekie Others: 8 times Geekie’s revenue for 2022 multiplied by the remaining interest of sellers; or 0.65 times the multiple of the Company’s ACV book value for 2022, multiplied by Geekie’s revenue for 2022, multiplied by the remaining interest of sellers. The amount is due on January 6, 2023.

During the year ended December 31, 2020 the Company recognized R$ 1,770 of interest..